Balance Sheet Components - Additional Information - Graphite Bio, Inc. (Details) - Graphite Bio, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation	$ 2,400	$ 2,400
Loss on disposal of assets	(71)	0
Restructuring and impairment costs	62,081	$ 0
Leasehold Improvements, Computer Equipment, Lab And Office Equipment, And Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Loss on disposal of assets	100
Restructuring and impairment costs	$ 11,300